Leases - Summary of Lease Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease expense	¥ 60,232	¥ 50,183	¥ 57,302
Short-term lease expense	82,934	72,673	66,016
Total lease expense	¥ 143,166	¥ 122,856	¥ 123,318